Investment Portfolioas of November 30, 2025 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 24.8%
DWS Emerging Markets Equity Fund "Institutional" (a)	51,061	1,164,696
DWS Equity 500 Index Fund "Institutional" (a)	62,220	11,473,933
DWS RREEF Global Infrastructure Fund "Institutional" (a)	36,512	619,613
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	61,156	458,667
DWS RREEF Real Estate Securities Fund "Institutional" (a)	20,834	454,191
DWS Small Cap Core Fund "S" (a)	16,629	881,846
Total Equity — Equity Funds (Cost $11,461,041)		15,052,946

Equity — Exchange-Traded Funds 4.9%
iShares Core MSCI Europe ETF	17,683	1,229,322
iShares MSCI Japan ETF	7,430	616,764
iShares MSCI Pacific ex Japan ETF	6,141	310,919
iShares Russell 2000 ETF	901	224,124
Vanguard S&P 500 ETF	424	266,446
Xtrackers RREEF Global Natural Resources ETF (b)	11,773	338,230
Total Equity — Exchange-Traded Funds (Cost $2,188,777)		2,985,805

Fixed Income — Bond Funds 10.8%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	114,462	695,932
DWS High Income Fund "Institutional" (a)	1,311,011	5,873,327
Total Fixed Income — Bond Funds (Cost $6,247,736)		6,569,259

Fixed Income — Exchange-Traded Funds 58.7%
iShares GNMA Bond ETF	171,789	7,690,994
iShares iBoxx $ Investment Grade Corporate Bond ETF	65,254	7,299,312
iShares JP Morgan USD Emerging Markets Bond ETF	38,195	3,694,602
iShares U.S. Treasury Bond ETF	289,321	6,732,500
VanEck JP Morgan EM Local Currency Bond ETF	36,724	940,134
Vanguard Intermediate-Term Corporate Bond ETF	44,714	3,780,569
Vanguard Total International Bond ETF	110,960	5,509,164
Total Fixed Income — Exchange-Traded Funds (Cost $34,709,734)		35,647,275

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.519% (c), 8/6/2026 (d) (Cost $252,428)	258,700	252,423

	Shares	Value ($)

Fixed Income — Money Market Funds 0.4%
DWS Central Cash Management Government Fund, 4.00% (a) (e), 1/1/2030 (Cost $272,752)	272,752	272,752

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $55,132,468)	100.0	60,780,460
Other Assets and Liabilities, Net	(0.0)	(25,856)
Net Assets	100.0	60,754,604
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended November 30, 2025 are as follows:
Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
Equity — Equity Funds 24.8%
DWS Emerging Markets Equity Fund "Institutional" (a)
1,066,149	—	—	—	98,547	—	—	51,061	1,164,696
DWS Equity 500 Index Fund “Institutional” (a)
12,832,386	30,606	2,155,000	416,652	349,289	30,606	—	62,220	11,473,933
DWS RREEF Global Infrastructure Fund "Institutional" (a)
765,895	4,622	168,000	9,132	7,964	4,622	—	36,512	619,613
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
1,246,208	—	808,001	42,615	(22,155)	—	—	61,156	458,667
DWS RREEF Real Estate Securities Fund "Institutional" (a)
121,790	335,760	—	—	(3,359)	760	—	20,834	454,191
DWS Small Cap Core Fund "S" (a)
1,204,553	—	290,000	36,453	(69,160)	—	—	16,629	881,846
Equity —Exchange-Traded Funds 0.6%
Xtrackers RREEF Global Natural Resources ETF (b)
316,567	—	—	—	21,663	2,360	—	11,773	338,230
Fixed Income — Bond Funds 10.8%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
658,794	11,793	—	—	25,345	11,793	—	114,462	695,932
DWS High Income Fund "Institutional" (a)
5,203,541	672,333	—	—	(2,547)	92,333	—	1,311,011	5,873,327
Fixed Income — Money Market Funds 0.4%
DWS Central Cash Management Government Fund, 4.00% (a) (e)
152,150	1,907,511	1,786,909	—	—	4,511	—	272,752	272,752
23,568,033	2,962,625	5,207,910	504,852	405,587	146,985	—	1,958,410	22,233,187

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At November 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's

At November 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	3/31/2026	8	1,671,270	1,670,875	(395)
3 Year U.S. Treasury Note	USD	3/31/2026	16	3,418,076	3,418,125	49
5 Year U.S. Treasury Note	USD	3/31/2026	2	219,489	219,531	42
U.S. Treasury Long Bond	USD	3/20/2026	7	820,769	822,063	1,294
Ultra Long U.S. Treasury Bond	USD	3/20/2026	6	723,720	725,625	1,905
Total net unrealized appreciation						2,895
At November 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2026	26	2,944,229	2,946,938	(2,709)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2026	15	1,739,961	1,743,047	(3,086)
Total unrealized depreciation						(5,795)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$15,052,946	$—	$—	$15,052,946
Equity — Exchange-Traded Funds	2,985,805	—	—	2,985,805
Fixed Income — Bond Funds	6,569,259	—	—	6,569,259
Fixed Income — Exchange-Traded Funds	35,647,275	—	—	35,647,275
Government & Agency Obligations	—	252,423	—	252,423
Fixed Income — Money Market Funds	272,752	—	—	272,752
Derivatives (a)
Futures Contracts	3,290	—	—	3,290
Total	$60,531,327	$252,423	$—	$60,783,750

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(6,190)	$—	$—	$(6,190)
Total	$(6,190)	$—	$—	$(6,190)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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